IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY	12 Months Ended
Mar. 31, 2022
In-process Research And Development And Deferred Tax Liability
IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY

NOTE 12. IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY

In-process research and development (“IPR&D”) consists of the following projects (in thousands):

Project #	Description	Value as of March 31, 2022	Value as of March 31, 2021
iOx:
PORT 2 (IMM60)	Melanoma & Lung Cancers	$84,213	$84,213
PORT 3 (IMM65)	Ovarian/Prostate Cancers	32,997	32,997
		117,210	117,210
Oncomer/Saugatuck	DNA Aptamers	178	178
		$117,388	$117,388

Deferred tax liability		$30,198	$24,050

Additionally, at the end of each reporting period, the Company is required to assess whether there is any indication that an asset may be impaired. As indicated above, the Company did identify an external indicator of potential impairment. Pursuant to IAS 36, the Company completed its review of underlying fundamentals, execution, advancement of assets and value creation activities and concluded that no provision for impairment was required.

Deferred tax liability (DTL) represents iOx’s estimated tax on the difference between book and tax basis of the IPR&D, which is taxable in the U.K.

Deferred tax liability related to IPR&D at iOx is subject to tax in the U.K. As of March 31, 2022 and 2021, iOx had a deferred tax liability of approximately $30.2 million and approximately $24.1 million, respectively. On January 8, 2019, the Company recognized a $19.8 million deferred tax liability for the difference between the book and income tax basis of IPR&D acquired as part of the acquisition of SalvaRx. As the IPR&D process is in the U.K., the deferred tax had been recorded at 17%, the rate applicable in the U.K. During the year ended March 31, 2020, the Company recorded a tax expense of $2.2 million, including $2.3 million to increase the deferred tax liability due to the increase in the U.K. tax rate to 19% in March 2020, $0.4 million of a return to provision adjustment and a decrease due to a refundable research and development credit of $0.5 million. In 2022, the Company recorded $7.0 million increase in deferred income taxes to reflect a change in the U.K. income tax rate and recognized $0.7 million of current year losses and $0.8 million of prior year losses.

Additionally, as the deferred tax liability may be settled in the future in Great British pounds (“GBP”), the Company decreased the deferred tax liability by $1.1 million as of March 31, 2022 and increased the deferred tax liability by $2.4 million as of March 31, 2021, respectively, to reflect the difference in exchange rates from period to period.